Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstarct]
Schedule of income and expenses
	Year Ended December 31,
	2021	2020
	U.S dollars in thousands
Loss before tax	18,769	14,308
Statutory tax rate	23%	23%
Theoretical tax	(4,317)	(3,291)
Adjustments:
Deferred taxes not recognized on losses	4,317	3,291
Actual tax	—	—